Prospectus SI Class [Member] Expense Example - Prospectus-SI Class - Payden Strategic Income Fund - Payden Strategic Income Fund (SI Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	$ 1,131